SHARE CAPITAL - Fair value measurement assumptions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2019 USD ($) Y $ / shares
SHARE CAPITAL
Compensation expense | $	$ 2,426,971	$ 3,873,557	$ 3,166,959
Weighted average fair value | $	$ 0.82	$ 1.99	$ 3.60
Weighted average exercise price | $ / shares	$ 1.09	$ 2.48	$ 4.30
Weighted average share price at grant | $ / shares	$ 1.09	$ 2.48	$ 4.30
Dividend yield	0.00%	0.00%	0.00%
Volatility (as a percent)	117.00%	124.00%	141.00%
Risk-free interest rate (as a percent)	0.91%	0.94%	1.51%
Expected life (in years) | Y	4	4	4
Forfeiture rate (as a percent)	7.00%	7.00%	7.00%